Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001890107
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity Registrant Name	First Eagle Private Credit Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01642
Entity Tax Identification Number	87-6975595
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	698-3300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false